Performance Management - ARK Active Autocallable Income ETF	Jul. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Performance One Year or Less [Text]	The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance Availability Website Address [Text]	http://ark-funds.com